Income taxes (Details 4)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Statutory income tax rate	30.00%
ISR
Income taxes
Statutory income tax rate	30.00%	30.00%
Income tax rate applicable to companies in 2013	30.00%
Income tax rate applicable to companies in 2014	29.00%
Income tax rate applicable to companies in 2015 and thereafter	28.00%
IETU
Income taxes
Statutory income tax rate	17.50%